ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 94.8%

Aerospace/Defense – 0.8%
Northrop Grumman Corp.	375	$167,708

Apparel – 1.9%
NIKE, Inc., Class B	3,072	413,368

Auto Manufacturers – 12.3%
Arcimoto, Inc.*(a)	21,037	139,054
Tesla, Inc.*	2,368	2,551,757
Total Auto Manufacturers		2,690,811

Banks – 1.9%
SVB Financial Group*	746	417,350

Biotechnology – 1.4%
Illumina, Inc.*	200	69,880
Moderna, Inc.*	1,392	239,786
Total Biotechnology		309,666

Commercial Services – 1.1%
Block, Inc.*	1,820	246,792

Computers – 5.4%
Apple, Inc.	5,410	944,640
Crowdstrike Holdings, Inc., Class A*	1,065	241,840
Total Computers		1,186,480

Diversified Financial Services – 4.2%
Charles Schwab Corp. (The)	5,932	500,127
Coinbase Global, Inc., Class A*	2,171	412,186
Total Diversified Financial Services		912,313

Electric – 1.5%
NextEra Energy, Inc.	3,925	332,487

Energy - Alternate Sources – 3.4%
SolarEdge Technologies, Inc.*	1,424	459,055
SunPower Corp.*(a)	13,207	283,686
Total Energy - Alternate Sources		742,741

Healthcare - Products – 3.0%
Abbott Laboratories	1,714	202,869
Thermo Fisher Scientific, Inc.	783	462,479
Total Healthcare - Products		665,348

Healthcare - Services – 1.4%
Fulgent Genetics, Inc.*	5,000	312,050

Holding Companies - Diversified – 1.7%
Gores Guggenheim, Inc., Class A*(a)	33,064	375,938

Home Builders – 1.8%
Lennar Corp., Class A	4,912	398,707

Internet – 8.1%
Alphabet, Inc., Class C*	262	731,763
Amazon.com, Inc.*	102	332,515
Netflix, Inc.*	1,518	568,628
Shopify, Inc., Class A (Canada)*	212	143,303
Total Internet		1,776,209

Leisure Time – 1.0%
Callaway Golf Co.*	9,186	215,136

Lodging – 4.5%
MGM Resorts International	23,359	979,677

Machinery - Diversified – 2.5%
Deere & Co.	1,335	554,639

Media – 1.8%
Walt Disney Co. (The)*	2,813	385,831

Mining – 1.4%
MP Materials Corp.*	5,210	298,741

Pharmaceuticals – 3.9%
Pfizer, Inc.	7,123	368,758
Zoetis, Inc.	2,593	489,014
Total Pharmaceuticals		857,772

REITS – 7.1%
Crown Castle International Corp.	824	152,111
Innovative Industrial Properties, Inc.	3,296	676,998
MGM Growth Properties LLC, Class A	7,280	281,736
Prologis, Inc.	2,783	449,399
Total REITS		1,560,244

Retail – 3.7%
Home Depot, Inc. (The)	1,437	430,137
Petco Health & Wellness Co., Inc.*(a)	19,703	385,588
Total Retail		815,725

Semiconductors – 6.7%
ASML Holding NV (Netherlands)	454	303,240
NVIDIA Corp.	4,319	1,178,483
Total Semiconductors		1,481,723

Software – 7.7%
Electronic Arts, Inc.	910	115,124
Microsoft Corp.	3,456	1,065,519
ROBLOX Corp., Class A*(a)	5,366	248,124
Take-Two Interactive Software, Inc.*	610	93,781
Unity Software, Inc.*	1,589	157,645
Total Software		1,680,193

Transportation – 0.9%
ZIM Integrated Shipping Services Ltd. (Israel)	2,695	195,953

Venture Capital – 3.7%
Blackstone, Inc.	6,452	819,017

Total Common Stocks
(Cost $22,185,240)		20,792,619

EXCHANGE TRADED FUNDS – 4.5%

Equity Fund – 4.5%
AdvisorShares Pure US Cannabis ETF†(a)	28,028	584,664
Global X Lithium & Battery Tech ETF(a)	5,415	416,846

Total Exchange Traded Funds
(Cost $1,284,652)		1,001,510

MONEY MARKET FUND – 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(b)
(Cost $105,906)	105,906	105,906

REPURCHASE AGREEMENTS – 8.2%(c)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $417,428, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $425,773)	$417,425	417,425
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.31%, total to be received $417,429, (collateralized by various U.S. Government Agency Obligations, 2.00%-10.00%, 06/15/22-01/20/52, totaling $425,774)	417,425	417,425

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $417,428, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $425,774)	$417,425	$417,425
Nomura Securities International, Inc., dated 03/31/22, due 04/01/22, 0.27%, total to be received $123,734, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 06/01/27-08/01/58, totaling $126,208)	123,733	123,733
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $417,428, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $425,774)	417,425	417,425

Total Repurchase Agreements
(Cost $1,793,433)		1,793,433

Total Investments – 108.0%
(Cost $25,369,231)		23,693,468
Liabilities in Excess of Other Assets – (8.0%)		(1,757,462)
Net Assets – 100.0%		$21,936,006

ETF - Exchange Traded Fund

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,082,014; the aggregate market value of the collateral held by the fund is $2,163,426. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $369,993.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,792,619	$–	$–	$20,792,619
Exchange Traded Funds	1,001,510	–	–	1,001,510
Money Market Fund	105,906	–	–	105,906
Repurchase Agreements	–	1,793,433	–	1,793,433
Total	$21,900,035	$1,793,433	$–	$23,693,468

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.8%
Apparel	1.9
Auto Manufacturers	12.3
Banks	1.9
Biotechnology	1.4
Commercial Services	1.1
Computers	5.4
Diversified Financial Services	4.2
Electric	1.5
Energy - Alternate Sources	3.4
Equity Fund	4.5
Healthcare - Products	3.0
Healthcare - Services	1.4
Holding Companies - Diversified	1.7
Home Builders	1.8
Internet	8.1
Leisure Time	1.0
Lodging	4.5
Machinery - Diversified	2.5
Media	1.8
Mining	1.4
Pharmaceuticals	3.9
REITS	7.1
Retail	3.7
Semiconductors	6.7
Software	7.7
Transportation	0.9
Venture Capital	3.7
Money Market Fund	0.5
Repurchase Agreements	8.2
Total Investments	108.0
Liabilities in Excess of Other Assets	(8.0)
Net Assets	100.0%

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2022	Value at 3/31/2022	Dividend Income
AdvisorShares Pure US Cannabis ETF	$–	$1,206,596	$(244,888)	$(102,561)	$(274,483)	28,028	$584,664	$1,862